Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Calculation of Basic and Diluted Net Income Per Share

	Year ended Dec 31, 2022	Year ended Dec 31, 2021

Numerator:
Net loss	$(1,095,765)	$(330,683)
Denominator:
Weighted-average shares outstanding-Basic and diluted	229,000,001	206,846,971
Loss per share
-Basic and diluted	$(0.0048)	$(0.0016)